Shareholder Report, Line Graph (Details) 194702_Overlay Shares Municipal Bond ETF_TF_TSR Annual {TF} - USD ($)								12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Sep. 30, 2019	Aug. 31, 2026
Overlay Shares Municipal Bond ETF
Account Value [Line Items]
Line Graph and Table Measure Name								Overlay Shares Municipal Bond ETF NAV
Accumulated Value	$ 11,032	$ 11,114	$ 10,286	$ 10,018	$ 11,260	$ 10,590	$ 10,000	$ 11,804
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,348	10,033	9,351	9,464	10,695	10,704	10,000	$ 10,543
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Municipal Bond Index
Accumulated Value	$ 10,616	$ 10,608	$ 9,999	$ 9,832	$ 10,760	$ 10,407	$ 10,000	$ 11,053